Quarterly Holdings Report
for

Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2020

TSF-QTLY-1020
1.9887485.102

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 43.8%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.2%
GCI Liberty, Inc. (a)	208,000	$16,802,240
Liberty Global PLC Class C (a)	352,300	8,106,423
Verizon Communications, Inc.	961,287	56,975,480
Vonage Holdings Corp. (a)	460,397	5,271,546
		87,155,689
Entertainment - 0.8%
Activision Blizzard, Inc.	579,800	48,424,896
DouYu International Holdings Ltd. ADR (a)	822,450	13,767,813
Electronic Arts, Inc. (a)	215,700	30,083,679
Lions Gate Entertainment Corp. Class B (a)	1,023,200	9,270,192
Netflix, Inc. (a)	102,800	54,438,768
Nihon Falcom Corp.	5,000	68,593
Nintendo Co. Ltd. ADR (b)	25,100	1,690,987
Spotify Technology SA (a)	22,900	6,461,464
Take-Two Interactive Software, Inc. (a)	37,898	6,487,759
The Walt Disney Co.	749,142	98,789,356
Vivendi SA	1,078,000	30,690,332
Warner Music Group Corp. Class A (b)	204,700	6,071,402
		306,245,241
Interactive Media & Services - 1.5%
Alphabet, Inc.:
Class A (a)	151,800	247,362,654
Class C (a)	50,100	81,872,418
CarGurus, Inc. Class A (a)	513,700	12,524,006
Dip Corp.	1,000	22,169
Eventbrite, Inc. (a)	10,900	117,175
Facebook, Inc. Class A (a)	792,000	232,214,400
InterActiveCorp (a)	48,300	6,423,417
Match Group, Inc. (a)	96,847	10,815,873
Wise Talent Information Technology Co. Ltd. (a)	1,100,103	2,759,788
ZIGExN Co. Ltd.	300,000	940,377
Zoominfo Technologies, Inc.	168,800	6,552,816
		601,605,093
Media - 1.2%
AMC Networks, Inc. Class A (a)	20,000	485,800
Comcast Corp. Class A	6,148,810	275,528,176
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	233,316
Discovery Communications, Inc. Class A (a)(b)	1,240,100	27,362,807
F@N Communications, Inc.	26,900	115,560
Fox Corp. Class A	382,633	10,660,155
Hyundai HCN	486,513	1,509,720
Interpublic Group of Companies, Inc.	2,691,200	47,795,712
Liberty Broadband Corp. Class C (a)	194,500	27,247,505
Liberty Media Corp. Liberty Formula One Group Series C (a)	501,200	19,536,776
Nexstar Broadcasting Group, Inc. Class A	86,200	8,276,062
Nippon Television Network Corp.	70,700	835,731
Pico Far East Holdings Ltd.	1,000,000	127,666
The New York Times Co. Class A	373,000	16,162,090
ViacomCBS, Inc.:
Class A	279,656	8,540,694
Class B	324,800	9,045,680
WOWOW INC.	87,000	2,224,387
WPP PLC	2,050,300	17,365,572
		473,053,409
Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	33,400	1,316,575
T-Mobile U.S., Inc.	833,575	97,261,531
		98,578,106

TOTAL COMMUNICATION SERVICES		1,566,637,538

CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.5%
Adient PLC (a)	174,900	3,032,766
Aptiv PLC	275,500	23,726,060
BorgWarner, Inc.	1,565,700	63,551,763
Cooper-Standard Holding, Inc. (a)	10,000	181,200
DaikyoNishikawa Corp.	50,000	271,444
Dana, Inc.	370,500	5,168,475
DTR Automotive Corp.	11,829	221,139
Eagle Industry Co. Ltd.	71,400	502,223
G-Tekt Corp.	537,300	5,245,416
Gentex Corp.	64,000	1,731,200
Hi-Lex Corp.	100,300	1,028,427
Hyundai Mobis	97,500	18,391,502
IJT Technology Holdings Co. Ltd.	325,900	1,326,185
Lear Corp.	461,800	52,612,874
Linamar Corp.	250,000	7,839,154
Strattec Security Corp.	16,610	347,481
TPR Co. Ltd.	204,200	2,731,921
		187,909,230
Automobiles - 0.1%
General Motors Co.	886,600	26,269,958
Renault SA	34,000	967,282
Tesla, Inc. (a)	6,500	3,239,080
XPeng, Inc. ADR (a)	227,100	4,655,550
		35,131,870
Distributors - 0.0%
Arata Corp.	5,000	239,343
Harima-Kyowa Co. Ltd. (b)	24,100	386,820
LKQ Corp. (a)	110,500	3,507,270
Yagi & Co. Ltd.	60,045	793,684
		4,927,117
Diversified Consumer Services - 0.2%
Afya Ltd. (a)	234,784	6,003,427
Heian Ceremony Service Co. Ltd.	151,600	1,170,833
MegaStudy Co. Ltd.	79,794	789,537
Multicampus Co. Ltd.	33,128	814,597
Service Corp. International	701,942	32,043,652
ServiceMaster Global Holdings, Inc. (a)	641,500	25,595,850
		66,417,896
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment, Inc. (a)	227,861	10,436,034
Darden Restaurants, Inc.	195,900	16,978,653
Las Vegas Sands Corp.	455,500	23,098,405
McDonald's Corp.	352,300	75,223,096
Starbucks Corp.	87,700	7,408,019
The Restaurant Group PLC	1,119,900	845,071
Wendy's Co.	856,250	17,929,875
		151,919,153
Household Durables - 0.5%
Cuckoo Holdings Co. Ltd.	22,347	1,718,124
FJ Next Co. Ltd.	365,500	2,802,115
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	470,713	3,745,936
Iida Group Holdings Co. Ltd.	68,900	1,346,580
Lennar Corp. Class A	283,900	21,241,398
Mohawk Industries, Inc. (a)	576,100	53,191,313
Newell Brands, Inc.	506,100	8,087,478
Sony Corp. sponsored ADR	33,800	2,658,032
Toll Brothers, Inc.	701,985	29,637,807
Whirlpool Corp.	317,300	56,390,556
		180,819,339
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	59,900	17,193,097
Amazon.com, Inc. (a)	89,400	308,515,824
Expedia, Inc.	166,000	16,292,900
Hyundai Home Shopping Network Corp.	4,861	267,303
Mercari, Inc. (a)	10,000	454,138
NS Shopping Co. Ltd.	21,105	207,939
Ocado Group PLC (a)	63,700	2,126,220
The Booking Holdings, Inc. (a)	34,070	65,089,032
		410,146,453
Leisure Products - 0.1%
Brunswick Corp.	351,192	21,735,273
Hasbro, Inc.	374,700	29,578,818
		51,314,091
Multiline Retail - 0.1%
Big Lots, Inc.	2,000	94,300
Dollar General Corp.	154,400	31,170,272
Dollar Tree, Inc. (a)	281,500	27,100,005
Macy's, Inc. (b)	50,000	348,500
Ryohin Keikaku Co. Ltd.	1,000	15,673
		58,728,750
Specialty Retail - 1.2%
Arc Land Sakamoto Co. Ltd.	30,000	597,649
AT-Group Co. Ltd.	152,100	1,828,101
Bed Bath & Beyond, Inc. (b)	361,700	4,405,506
Best Buy Co., Inc.	399,500	44,308,545
Burlington Stores, Inc. (a)	208,145	40,989,995
Dick's Sporting Goods, Inc.	337,600	18,270,912
Dunelm Group PLC	259,200	4,951,279
Five Below, Inc. (a)	172,700	18,902,015
Foot Locker, Inc.	750,000	22,747,500
Gap, Inc.	5,000	86,950
Genesco, Inc. (a)	35,000	682,500
Hibbett Sports, Inc. (a)	115,000	3,837,550
Hour Glass Ltd.	1,871,200	969,605
JB Hi-Fi Ltd.	74,775	2,766,339
John David Group PLC	875,000	8,489,365
Ku Holdings Co. Ltd.	47,500	357,433
Lookers PLC (c)	828,728	232,638
Lowe's Companies, Inc.	653,733	107,663,288
Mandarake, Inc. (b)	15,700	74,857
Sally Beauty Holdings, Inc. (a)	1,039,000	11,595,240
Samse SA	2,200	346,549
The Buckle, Inc.	25,000	468,500
The Home Depot, Inc.	295,900	84,343,336
Tiffany & Co., Inc.	66,500	8,146,250
TJX Companies, Inc.	627,300	34,369,767
Tokatsu Holdings Co. Ltd.	18,700	68,504
Ulta Beauty, Inc. (a)	117,600	27,304,368
Urban Outfitters, Inc. (a)	559,100	13,161,214
Williams-Sonoma, Inc.	254,800	22,361,248
		484,327,003
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	80,200	1,270,368
Columbia Sportswear Co.	470,800	40,286,356
Embry Holdings Ltd.	280,000	37,537
Ff Group (a)(c)	2,700	3,866
Fossil Group, Inc. (a)	30,000	193,050
G-III Apparel Group Ltd. (a)	10,000	110,600
Levi Strauss & Co. Class A (b)	1,300,600	16,023,392
NIKE, Inc. Class B	433,800	48,537,882
PVH Corp.	550,500	30,695,880
Sitoy Group Holdings Ltd.	2,613,000	122,983
Tapestry, Inc.	1,059,300	15,603,489
Ted Baker PLC (b)	418,192	619,392
VF Corp.	396,700	26,083,025
Wolverine World Wide, Inc.	3,000	74,940
		179,662,760

TOTAL CONSUMER DISCRETIONARY		1,811,303,662

CONSUMER STAPLES - 2.7%
Beverages - 0.4%
Anheuser-Busch InBev SA NV ADR (b)	76,200	4,431,030
Boston Beer Co., Inc. Class A (a)	17,000	14,993,660
Britvic PLC	588,000	6,661,426
C&C Group PLC (United Kingdom)	4,373,700	12,511,603
Constellation Brands, Inc. Class A (sub. vtg.)	206,500	38,095,120
Diageo PLC sponsored ADR	73,200	9,838,080
Monster Beverage Corp. (a)	443,700	37,208,682
The Coca-Cola Co.	703,160	34,827,515
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,372,295
		159,939,411
Food & Staples Retailing - 0.9%
Amsterdam Commodities NV	40,700	923,789
BJ's Wholesale Club Holdings, Inc. (a)	331,800	14,735,238
Halows Co. Ltd.	24,400	919,190
Kroger Co.	178,100	6,354,608
Nihon Chouzai Co. Ltd.	13,400	207,234
OM2 Network Co. Ltd.	70,900	826,715
Performance Food Group Co. (a)	897,000	32,749,470
Qol Holdings Co. Ltd.	60,100	645,175
Retail Partners Co. Ltd.	154,400	2,704,168
Sapporo Clinical Laboratory	8,200	119,383
Satoh & Co. Ltd. (b)	12,300	174,196
Sysco Corp.	1,576,600	94,816,724
U.S. Foods Holding Corp. (a)	2,942,700	71,654,745
Walgreens Boots Alliance, Inc.	1,050,000	39,921,000
Walmart, Inc.	680,800	94,529,080
		361,280,715
Food Products - 0.5%
Axyz Co. Ltd.	10,000	273,710
Changshouhua Food Co. Ltd. (a)	2,467,000	1,093,573
Conagra Brands, Inc.	826,169	31,691,843
Ingredion, Inc.	150,000	12,066,000
JC Comsa Corp.	26,800	121,203
Kaneko Seeds Co. Ltd.	88,900	1,195,238
Lotte Samkang Co. Ltd.	1,057	270,591
Mondelez International, Inc.	825,600	48,231,552
Origin Enterprises PLC	65,000	266,833
Pickles Corp.	32,500	812,845
Post Holdings, Inc. (a)	398,377	35,065,144
Prima Meat Packers Ltd.	14,600	427,324
S Foods, Inc.	27,400	745,050
Shinobu Food Products Co. Ltd.	2,300	12,356
Toyo Sugar Refining Co. Ltd.	39,400	462,392
TreeHouse Foods, Inc. (a)	403,900	17,290,959
Tyson Foods, Inc. Class A	552,100	34,671,880
		184,698,493
Household Products - 0.4%
Colgate-Palmolive Co.	4,300	340,818
Energizer Holdings, Inc.	7,200	333,288
Procter & Gamble Co.	982,998	135,978,113
Spectrum Brands Holdings, Inc.	147,713	8,803,695
		145,455,914
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	189,900	42,104,628
Hengan International Group Co. Ltd.	280,000	2,204,713
Unilever NV	74,100	4,305,702
		48,615,043
Tobacco - 0.4%
Altria Group, Inc.	3,552,640	155,392,474
British American Tobacco PLC sponsored ADR (b)	690,414	23,315,281
KT&G Corp.	23,699	1,658,424
Scandinavian Tobacco Group A/S (d)	32,565	518,156
		180,884,335

TOTAL CONSUMER STAPLES		1,080,873,911

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	178,200	2,544,696
Championx Corp. (a)	27,125	277,760
Geospace Technologies Corp. (a)	39,300	257,415
High Arctic Energy Services, Inc.	362,600	175,136
Hoegh LNG Partners LP (b)	368,400	3,857,148
John Wood Group PLC	260,000	861,241
Liberty Oilfield Services, Inc. Class A	206,309	1,330,693
National Oilwell Varco, Inc.	78,500	942,000
Oceaneering International, Inc. (a)	638,808	3,443,175
SBM Offshore NV	183,000	3,163,278
Subsea 7 SA (a)	1,174,800	9,507,923
TechnipFMC PLC	130,100	1,001,770
Valaris PLC Class A (a)(b)	319,125	30,796
		27,393,031
Oil, Gas & Consumable Fuels - 1.6%
Africa Oil Corp. (a)(b)	1,723,600	1,440,353
Aker Bp ASA	87,700	1,744,824
Apache Corp.	706,400	10,454,720
Baytex Energy Corp. (a)	2,463,500	1,265,416
Bonterra Energy Corp. (b)	218,300	252,718
BP PLC sponsored ADR	430,500	9,010,365
Cabot Oil & Gas Corp.	2,449,100	46,459,427
Cairn Energy PLC (a)	189,800	357,738
Canadian Natural Resources Ltd.	539,400	10,636,231
Cenovus Energy, Inc. (Canada)	4,544,909	21,464,054
Cheniere Energy, Inc. (a)	41,900	2,180,895
Chevron Corp.	80,400	6,747,972
China Petroleum & Chemical Corp.:
(H Shares)	27,500,100	12,626,457
sponsored ADR (H Shares)	9,600	440,448
CNOOC Ltd. sponsored ADR	19,400	2,195,304
CNX Resources Corp. (a)	175,000	1,918,000
Comstock Resources, Inc. (a)	212,900	1,226,304
ConocoPhillips Co.	125,700	4,762,773
Delek U.S. Holdings, Inc.	385,000	6,056,050
Enbridge, Inc.	52,000	1,665,040
Enterprise Products Partners LP	118,000	2,072,080
EQT Corp.	1,250,000	19,837,500
Equinor ASA sponsored ADR	2,982,191	47,864,166
Exxon Mobil Corp.	3,953,345	157,896,599
Frontline Ltd. (NY Shares) (b)	10,000	79,600
Galp Energia SGPS SA Class B	306,400	3,290,172
GasLog Partners LP (b)	152,822	594,478
Gibson Energy, Inc.	60,200	1,096,140
Golar LNG Partners LP	778,067	2,007,413
Hess Corp.	1,279,300	58,898,972
Husky Energy, Inc.	1,375,800	4,651,572
Imperial Oil Ltd.	200,000	3,298,195
Kosmos Energy Ltd.	4,637,200	6,816,684
Magnolia Oil & Gas Corp. Class A (a)	5,027,200	32,375,168
Marathon Oil Corp.	422,000	2,228,160
Marathon Petroleum Corp.	29,300	1,038,978
MEG Energy Corp. (a)	1,665,225	4,621,547
Motor Oil (HELLAS) Corinth Refineries SA	111,300	1,560,633
Murphy Oil Corp. (b)	300,000	4,122,000
Northern Oil & Gas, Inc. (a)(b)	13,228,100	8,975,266
NuVista Energy Ltd. (a)	5,000	3,105
Oil & Natural Gas Corp. Ltd.	10,000,000	11,186,721
Parex Resources, Inc. (a)	2,072,100	28,356,641
Phillips 66 Co.	140,400	8,209,188
QEP Resources, Inc.	1,000,000	1,300,000
Royal Dutch Shell PLC Class B sponsored ADR	176,100	4,948,410
Seven Generations Energy Ltd. (a)	5,000	15,793
Sinopec Kantons Holdings Ltd.	5,064,000	1,998,293
Southwestern Energy Co. (a)	5,028,284	13,978,630
Star Petroleum Refining PCL	2,366,800	521,640
Teekay LNG Partners LP	1,311,600	14,519,412
Thai Oil PCL (For. Reg.)	468,100	625,037
Total SA sponsored ADR	1,360,946	53,852,633
Tsakos Energy Navigation Ltd.	10,000	87,900
Unit Corp. (a)(b)	1,616,500	73,066
Valero Energy Corp.	301,800	15,871,662
Whiting Petroleum Corp. (a)(b)	23,300	18,628
World Fuel Services Corp.	125,000	3,300,000
		665,097,171

TOTAL ENERGY		692,490,202

FINANCIALS - 6.0%
Banks - 2.1%
Bank of America Corp.	8,584,709	220,970,410
BankUnited, Inc.	700,688	16,382,085
Boston Private Financial Holdings, Inc.	1,533,419	9,108,509
CIT Group, Inc.	363,800	7,155,946
Citigroup, Inc.	920,000	47,030,400
Comerica, Inc.	125,000	4,941,250
Credit Agricole Atlantique Vendee	7,800	977,726
Cullen/Frost Bankers, Inc.	107,900	7,494,734
East West Bancorp, Inc.	5,000	183,900
EFG Eurobank Ergasias SA (a)	8,185,100	3,928,565
First Horizon National Corp.	2,767,570	26,430,294
FNB Corp., Pennsylvania	2,656,455	19,923,413
Gunma Bank Ltd.	468,400	1,543,423
Hiroshima Bank Ltd.	65,700	333,106
Huntington Bancshares, Inc.	536,400	5,047,524
JPMorgan Chase & Co.	1,233,771	123,611,516
KeyCorp	512,595	6,315,170
M&T Bank Corp.	253,300	26,155,758
NIBC Holding NV (d)	660,726	5,826,848
Northrim Bancorp, Inc.	5,000	134,550
Ogaki Kyoritsu Bank Ltd.	51,400	1,076,869
PNC Financial Services Group, Inc.	325,134	36,154,901
Shinsei Bank Ltd.	82,500	965,090
Signature Bank	31,700	3,075,851
Skandiabanken ASA (d)	110,600	853,331
Societe Generale Series A	113,700	1,840,541
Sumitomo Mitsui Financial Group, Inc.	615,900	18,110,652
Synovus Financial Corp.	92,800	2,029,536
TCF Financial Corp.	819,800	22,036,224
The Keiyo Bank Ltd.	148,400	693,556
The San-In Godo Bank Ltd.	142,300	712,071
Truist Financial Corp.	1,355,745	52,616,463
U.S. Bancorp	661,527	24,079,583
Unicaja Banco SA (d)	1,829,300	1,316,346
Van Lanschot NV (Bearer)	5,800	116,695
Wells Fargo & Co.	5,576,013	134,660,714
Western Alliance Bancorp.	283,300	10,000,490
Yamaguchi Financial Group, Inc.	127,800	848,259
		844,682,299
Capital Markets - 1.0%
Affiliated Managers Group, Inc.	201,300	13,819,245
Ares Capital Corp.	38,829	571,175
Bank of New York Mellon Corp.	1,305,500	48,277,390
BlackRock, Inc. Class A	64,600	38,384,674
Cboe Global Markets, Inc.	115,600	10,610,924
Cowen Group, Inc. Class A	401,900	7,270,371
Daou Data Corp.	1,000	11,410
Goldman Sachs Group, Inc.	150,000	30,730,500
Intercontinental Exchange, Inc.	235,800	25,049,034
Invesco Ltd.	417,000	4,253,400
KKR & Co. LP	413,700	14,818,734
Lazard Ltd. Class A	764,163	24,201,042
Morgan Stanley	1,095,730	57,262,850
Morningstar, Inc.	90,600	14,509,590
Northern Trust Corp.	499,600	40,912,244
Raymond James Financial, Inc.	101,363	7,675,206
State Street Corp.	920,446	62,673,168
Virtu Financial, Inc. Class A	637,100	16,456,293
		417,487,250
Consumer Finance - 0.8%
360 Finance, Inc. ADR (a)	177,800	2,222,500
Aeon Credit Service (Asia) Co. Ltd.	3,946,000	2,620,549
Ally Financial, Inc.	222,700	5,095,376
Capital One Financial Corp.	1,366,900	94,357,107
Discover Financial Services	2,107,900	111,887,332
Encore Capital Group, Inc. (a)	16,726	768,392
First Cash Financial Services, Inc.	369,810	22,096,148
Navient Corp.	92,600	841,734
OneMain Holdings, Inc.	499,359	14,521,360
Santander Consumer U.S.A. Holdings, Inc. (b)	185,300	3,189,013
Shriram Transport Finance Co. Ltd.	369,861	3,546,564
SLM Corp.	954,800	7,294,672
Synchrony Financial	1,300,000	32,253,000
		300,693,747
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	2	655,120
Class B (a)	1,094,000	238,535,760
Fuyo General Lease Co. Ltd.	92,300	5,568,588
Ricoh Leasing Co. Ltd.	114,000	2,916,867
Voya Financial, Inc.	463,410	24,055,613
		271,731,948
Insurance - 1.2%
AFLAC, Inc.	850,000	30,872,000
Allstate Corp.	99,900	9,290,700
American International Group, Inc.	755,171	22,005,683
ASR Nederland NV	92,500	3,206,681
Assurant, Inc.	259,788	31,579,829
Axis Capital Holdings Ltd.	490,800	23,440,608
Brown & Brown, Inc.	471,082	21,858,205
BRP Group, Inc. (a)	441,200	12,137,412
Chubb Ltd.	418,900	52,362,500
Db Insurance Co. Ltd.	280,000	10,292,167
Fairfax Financial Holdings Ltd. (sub. vtg.)	15,400	4,747,335
First American Financial Corp.	471,600	24,792,012
Genworth Financial, Inc. Class A (a)	324,100	978,782
Globe Life, Inc.	153,100	12,627,688
Hartford Financial Services Group, Inc.	322,300	13,037,035
Hyundai Fire & Marine Insurance Co. Ltd.	212,600	3,956,581
Lincoln National Corp.	56,000	2,018,800
Marsh & McLennan Companies, Inc.	160,100	18,397,091
MetLife, Inc.	1,484,500	57,093,870
NN Group NV	150,203	5,655,172
Prudential Financial, Inc.	69,200	4,689,684
Sul America SA unit	10,000	78,817
The Travelers Companies, Inc.	799,100	92,727,564
Willis Towers Watson PLC	115,000	23,635,950
		481,482,166
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	496,700	7,008,437
Redwood Trust, Inc.	67,500	467,775
		7,476,212
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	188,500	1,233,352
Essent Group Ltd.	1,028,225	36,707,633
Genworth Mortgage Insurance Ltd.	232,786	259,254
MGIC Investment Corp.	4,459,900	40,897,283
Radian Group, Inc.	646,500	9,981,960
		89,079,482

TOTAL FINANCIALS		2,412,633,104

HEALTH CARE - 7.2%
Biotechnology - 1.4%
AbbVie, Inc.	97,700	9,356,729
ADC Therapeutics SA (a)(b)	180,100	7,955,017
Alexion Pharmaceuticals, Inc. (a)	641,000	73,215,020
Alnylam Pharmaceuticals, Inc. (a)	102,600	13,608,864
Amgen, Inc.	298,500	75,616,020
Arcutis Biotherapeutics, Inc. (a)(b)	100,000	2,507,000
Argenx SE ADR (a)	66,000	15,263,820
Ascendis Pharma A/S sponsored ADR (a)	100,000	14,818,000
Aurinia Pharmaceuticals, Inc. (a)	973,200	14,432,556
Blueprint Medicines Corp. (a)	386,798	29,949,769
Cell Biotech Co. Ltd.	75,959	1,023,443
Crinetics Pharmaceuticals, Inc. (a)	69,800	1,118,894
Essex Bio-Technology Ltd.	241,000	148,953
Exelixis, Inc. (a)	190,000	4,221,800
Generation Bio Co.	120,000	3,747,600
Gilead Sciences, Inc.	325,000	21,693,750
Global Blood Therapeutics, Inc. (a)	386,424	24,259,699
Gritstone Oncology, Inc. (a)(b)	310,600	1,028,086
Heron Therapeutics, Inc. (a)	29,900	427,570
Innovent Biologics, Inc. (a)(d)	750,000	4,983,001
Insmed, Inc. (a)	245,455	6,919,376
Intercept Pharmaceuticals, Inc. (a)	134,375	6,702,625
Kymera Therapeutics, Inc. (a)	27,900	890,010
Neurocrine Biosciences, Inc. (a)	100,000	11,642,000
PTC Therapeutics, Inc. (a)	603,200	29,813,160
Regeneron Pharmaceuticals, Inc. (a)	138,700	85,984,291
Revolution Medicines, Inc.	120,000	3,400,800
Sarepta Therapeutics, Inc. (a)	257,792	37,745,905
Seattle Genetics, Inc. (a)	91,700	14,519,778
Turning Point Therapeutics, Inc. (a)	287,239	22,456,345
United Therapeutics Corp. (a)	93,800	10,032,848
Vaxcyte, Inc.	192,600	8,720,928
Vertex Pharmaceuticals, Inc. (a)	70,000	19,538,400
Xencor, Inc. (a)	118,000	4,218,500
Zymeworks, Inc. (a)	112,620	3,651,140
		585,611,697
Health Care Equipment & Supplies - 1.0%
A&T Corp. (b)	21,000	276,788
Atricure, Inc. (a)	437,100	19,551,483
Becton, Dickinson & Co.	269,700	65,475,069
Boston Scientific Corp. (a)	1,572,921	64,521,219
Danaher Corp.	240,000	49,552,800
DexCom, Inc. (a)	10,000	4,254,100
Fukuda Denshi Co. Ltd.	81,400	5,756,371
Genmark Diagnostics, Inc. (a)	600,000	7,782,000
Hologic, Inc. (a)	559,800	33,431,256
InBody Co. Ltd.	50,000	673,681
Insulet Corp. (a)	92,200	20,122,650
Intuitive Surgical, Inc. (a)	25,000	18,271,000
Masimo Corp. (a)	46,000	10,304,000
Meridian Bioscience, Inc. (a)	15,000	212,100
Nanosonics Ltd. (a)	750,000	3,352,165
Penumbra, Inc. (a)	101,700	21,270,555
STERIS PLC	136,349	21,766,754
Tandem Diabetes Care, Inc. (a)	368,900	41,582,408
Value Added Technology Co. Ltd.	5,000	90,105
Vieworks Co. Ltd.	37,454	1,029,784
		389,276,288
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)	200,000	5,834,000
AmerisourceBergen Corp.	48,800	4,735,064
Anthem, Inc.	453,500	127,669,320
Cardinal Health, Inc.	463,100	23,506,956
Centene Corp. (a)	1,886,000	115,649,520
Cigna Corp.	1,089,507	193,245,857
Covetrus, Inc. (a)	165,800	3,798,478
CVS Health Corp.	1,899,912	118,022,533
Humana, Inc.	166,600	69,167,322
Laboratory Corp. of America Holdings (a)	80,000	14,060,000
LHC Group, Inc. (a)	187,200	39,019,968
McKesson Corp.	292,790	44,925,698
MEDNAX, Inc. (a)	125,000	2,322,500
Molina Healthcare, Inc. (a)	182,100	33,683,037
Ontrak, Inc. (a)(b)	31,500	2,297,925
Patterson Companies, Inc.	101,000	2,930,010
Quest Diagnostics, Inc.	3,700	411,588
Tokai Corp.	144,600	2,868,381
UnitedHealth Group, Inc.	813,600	254,290,680
Universal Health Services, Inc. Class B	250,000	27,587,500
		1,086,026,337
Health Care Technology - 0.1%
Inspire Medical Systems, Inc. (a)	72,100	8,612,345
Phreesia, Inc. (a)	599,000	18,892,460
		27,504,805
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	67,000	7,679,540
Bio-Rad Laboratories, Inc. Class A (a)	78,516	39,932,452
Bruker Corp.	609,400	25,606,988
ICON PLC (a)	5,200	969,332
Lonza Group AG	18,000	11,185,440
		85,373,752
Pharmaceuticals - 1.8%
AstraZeneca PLC (United Kingdom)	420,000	46,620,108
Bayer AG	865,082	57,538,374
Bristol-Myers Squibb Co.	3,004,600	186,886,120
Bristol-Myers Squibb Co. rights (a)	727,000	1,948,360
Daito Pharmaceutical Co. Ltd.	17,200	560,261
Dawnrays Pharmaceutical Holdings Ltd.	8,622,000	1,031,694
Elanco Animal Health, Inc. (a)	92,100	2,676,426
Eli Lilly & Co.	350,000	51,936,500
Genomma Lab Internacional SA de CV (a)	1,300,000	1,364,044
GlaxoSmithKline PLC sponsored ADR	1,391,758	55,113,617
Jazz Pharmaceuticals PLC (a)	64,800	8,708,472
Johnson & Johnson	464,785	71,302,667
Korea United Pharm, Inc.	100,000	4,197,877
Mylan NV (a)	175,000	2,866,500
MyoKardia, Inc. (a)	78,000	8,536,320
Nektar Therapeutics (a)(b)	194,000	3,751,960
Nippon Chemiphar Co. Ltd.	10,400	244,302
Pliant Therapeutics, Inc. (b)	177,100	4,454,065
Roche Holding AG (participation certificate)	329,686	115,330,438
Royalty Pharma PLC	178,000	7,365,640
Sanofi SA	300,000	30,386,622
Sanofi SA sponsored ADR	1,065,100	53,872,758
Taro Pharmaceutical Industries Ltd. (a)	11,200	685,552
Theravance Biopharma, Inc. (a)	180,000	3,299,400
UCB SA	47,000	5,581,823
		726,259,900

TOTAL HEALTH CARE		2,900,052,779

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.6%
Airbus Group NV	339,900	27,952,557
Axon Enterprise, Inc. (a)	74,132	6,351,630
General Dynamics Corp.	328,323	49,035,040
HEICO Corp. Class A	250,646	22,402,739
Huntington Ingalls Industries, Inc.	173,000	26,212,960
Lockheed Martin Corp.	139,200	54,324,192
Raytheon Technologies Corp.	406,469	24,794,609
Safran SA (a)	25,500	2,944,854
The Boeing Co.	79,100	13,590,962
Vectrus, Inc. (a)	5,000	217,050
		227,826,593
Air Freight & Logistics - 0.4%
Deutsche Post AG	253,900	11,550,039
FedEx Corp.	150,230	33,026,563
Onelogix Group Ltd.	488,862	62,004
United Parcel Service, Inc. Class B	551,506	90,237,412
XPO Logistics, Inc. (a)	136,300	12,031,201
		146,907,219
Airlines - 0.1%
Alaska Air Group, Inc.	402,500	15,677,375
Copa Holdings SA Class A	247,700	13,190,025
Hawaiian Holdings, Inc.	2,000	26,880
Ryanair Holdings PLC sponsored ADR (a)	45,100	3,648,590
		32,542,870
Building Products - 0.6%
Apogee Enterprises, Inc.	5,000	104,650
Carrier Global Corp.	326,720	9,752,592
Fortune Brands Home & Security, Inc.	1,315,629	110,618,086
Jeld-Wen Holding, Inc. (a)	307,300	6,468,665
Johnson Controls International PLC	131,100	5,339,703
KVK Corp.	5,500	82,826
Nihon Dengi Co. Ltd.	103,900	3,482,462
Owens Corning	550,400	37,229,056
Trane Technologies PLC	731,800	86,637,802
		259,715,842
Commercial Services & Supplies - 0.0%
IAA Spinco, Inc. (a)	49,900	2,610,768
Nippon Kanzai Co. Ltd.	28,300	532,520
Steelcase, Inc. Class A	130,800	1,366,860
VSE Corp.	1,000	29,030
		4,539,178
Construction & Engineering - 0.0%
Arcadis NV	44,800	1,029,145
Boustead Projs. Pte Ltd.	2,180,500	1,274,115
Joban Kaihatsu Co. Ltd.	1,400	72,700
Kawasaki Setsubi Kogyo Co. Ltd.	23,200	114,122
Meisei Industrial Co. Ltd.	425,200	3,163,457
Raiznext Corp.	450,800	5,652,291
Seikitokyu Kogyo Co. Ltd.	72,400	589,235
Watanabe Sato Co. Ltd.	4,100	82,840
		11,977,905
Electrical Equipment - 0.8%
Acuity Brands, Inc.	362,900	39,661,341
Aichi Electric Co. Ltd. (b)	231,450	4,982,354
AMETEK, Inc.	705,400	71,033,780
Eaton Corp. PLC	16,800	1,715,280
Emerson Electric Co.	506,400	35,179,608
Gerard Perrier Industrie SA (b)	5,000	379,485
Hubbell, Inc. Class B	63,400	9,187,928
Iwabuchi Corp.	1,600	88,675
Regal Beloit Corp.	291,900	28,857,234
Sensata Technologies, Inc. PLC (a)	28,000	1,165,920
Sunrun, Inc. (a)	442,900	25,048,210
Terasaki Electric Co. Ltd.	33,600	337,539
Vertiv Holdings Co. (a)	649,900	10,547,877
Vertiv Holdings LLC (e)	600,000	9,738,000
Vestas Wind Systems A/S	283,700	43,135,008
Vivint Solar, Inc. (a)	1,080,100	33,353,488
		314,411,727
Industrial Conglomerates - 0.8%
3M Co.	68,500	11,166,870
Carlisle Companies, Inc.	240,720	31,522,284
General Electric Co.	24,448,208	155,001,639
Mytilineos SA	239,500	2,255,020
Reunert Ltd.	56,900	104,729
Roper Technologies, Inc.	157,900	67,453,301
Siemens AG	308,200	42,705,925
		310,209,768
Machinery - 0.9%
Caterpillar, Inc.	15,000	2,134,650
Colfax Corp. (a)	854,200	28,427,776
Conrad Industries, Inc. (a)	5,400	63,720
Crane Co.	1,000	56,540
Cummins, Inc.	28,300	5,865,175
Flowserve Corp.	821,127	24,371,049
Fortive Corp.	1,004,400	72,427,284
Fukushima Industries Corp.	4,100	129,486
Haitian International Holdings Ltd.	1,290,000	3,120,863
Hy-Lok Corp.	14,316	141,652
IDEX Corp.	272,527	49,117,541
Ingersoll Rand, Inc. (a)	330,562	11,589,504
ITT, Inc.	476,600	29,935,246
Koike Sanso Kogyo Co. Ltd.	2,200	48,605
Nakanishi Manufacturing Co. Ltd.	20,000	179,767
Nansin Co. Ltd.	32,900	159,662
Oshkosh Corp.	443,200	34,130,832
Otis Worldwide Corp.	654,684	41,179,624
Sakura Rubber Co. Ltd.	20,800	860,161
Stanley Black & Decker, Inc.	287,500	46,373,750
The Hanshin Diesel Works Ltd.	4,500	83,657
Westinghouse Air Brake Co.	160,062	10,652,126
Yamada Corp.	19,700	424,076
		361,472,746
Marine - 0.0%
Japan Transcity Corp.	280,300	1,317,938
Professional Services - 0.0%
ABIST Co. Ltd.	26,000	733,003
Bertrandt AG	18,100	738,708
Career Design Center Co. Ltd.	22,100	180,906
Dun & Bradstreet Holdings, Inc. (a)	147,100	3,730,456
McMillan Shakespeare Ltd.	46,017	313,944
Outsourcing, Inc.	100,000	829,911
Robert Half International, Inc.	5,000	266,000
SaraminHR Co. Ltd.	7,000	131,747
SHL-JAPAN Ltd.	34,800	757,015
		7,681,690
Road & Rail - 0.7%
Autohellas SA	51,600	216,443
CSX Corp.	864,700	66,114,962
Daqin Railway Co. Ltd. (A Shares)	2,952,141	2,853,664
J.B. Hunt Transport Services, Inc.	69,100	9,711,314
Knight-Swift Transportation Holdings, Inc. Class A	563,100	25,598,526
Landstar System, Inc.	292,720	38,958,105
Lyft, Inc. (a)	849,083	25,192,293
Meitetsu Transport Co. Ltd.	5,000	98,900
NANSO Transport Co. Ltd.	46,700	491,625
Nikkon Holdings Co. Ltd.	47,600	1,051,636
Old Dominion Freight Lines, Inc.	380,409	76,911,092
Ryder System, Inc.	191,800	7,844,620
Schneider National, Inc. Class B	1,076,200	29,121,972
STEF-TFE Group (a)	3,933	314,461
Tohbu Network Co. Ltd.	42,500	355,922
Uber Technologies, Inc. (a)	70,872	2,383,425
Utoc Corp.	136,300	603,547
		287,822,507
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	88,600	2,619,902
Air Lease Corp. Class A	861,100	26,762,988
Beacon Roofing Supply, Inc. (a)	129,300	4,381,977
Beijer Ref AB (B Shares)	28,900	1,149,344
Canox Corp.	81,539	477,309
Daiichi Jitsugyo Co. Ltd.	5,900	201,374
Green Cross Co. Ltd.	81,100	724,360
HD Supply Holdings, Inc. (a)	1,318,080	52,275,053
Howden Joinery Group PLC	26,900	202,087
Itochu Corp.	1,926,200	49,530,338
Kamei Corp.	229,200	2,142,359
Mitani Shoji Co. Ltd.	56,600	3,526,979
Mitsubishi Corp.	447,900	10,625,018
MSC Industrial Direct Co., Inc. Class A	5,000	329,500
Narasaki Sangyo Co. Ltd.	9,600	166,050
Nishikawa Keisoku Co. Ltd.	5,800	219,044
Pla Matels Corp.	49,800	263,776
Sam Yung Trading Co. Ltd.	2,000	21,979
Shinsho Corp.	90,900	1,523,368
United Rentals, Inc. (a)	68,200	12,074,810
		169,217,615
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200,400	1,464,472
Qingdao Port International Co. Ltd. (H Shares) (d)	4,884,814	2,979,999
		4,444,471

TOTAL INDUSTRIALS		2,140,088,069

INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.	1,908,000	80,555,760
CommScope Holding Co., Inc. (a)	414,600	4,270,380
Ericsson (B Shares) sponsored ADR (b)	797,048	9,285,609
F5 Networks, Inc. (a)	225,000	29,774,250
Juniper Networks, Inc.	50,000	1,250,000
Lumentum Holdings, Inc. (a)	2,400	206,400
		125,342,399
Electronic Equipment & Components - 0.7%
Ai Holdings Corp.	5,000	83,746
Avnet, Inc.	841,000	23,135,910
Cognex Corp.	290,900	20,127,371
Corning, Inc.	193,300	6,274,518
Daido Signal Co. Ltd.	121,200	698,031
Elematec Corp.	159,000	1,387,112
FLEXium Interconnect, Inc.	101,316	434,492
Flextronics International Ltd. (a)	3,268,893	35,500,178
HAGIAWARA ELECTRIC Co. Ltd.	31,080	561,943
Hon Hai Precision Industry Co. Ltd. (Foxconn)	600,000	1,570,403
II-VI, Inc. (a)	163,923	7,294,574
Insight Enterprises, Inc. (a)	96,948	5,797,975
Jabil, Inc.	1,944,897	66,418,233
Kingboard Chemical Holdings Ltd.	1,498,800	4,818,055
Makus, Inc. (f)	954,684	3,187,626
Methode Electronics, Inc. Class A	15,000	424,650
New Cosmos Electric Co. Ltd.	8,900	149,573
PAX Global Technology Ltd.	6,756,000	3,883,744
Redington India Ltd.	517,144	760,999
Riken Kieki Co. Ltd.	102,000	2,462,484
ScanSource, Inc. (a)	119,631	2,953,689
Solid State PLC	5,000	42,575
TE Connectivity Ltd.	485,600	46,908,960
Thinking Electronic Industries Co. Ltd.	250,000	927,470
Trimble, Inc. (a)	562,300	29,470,143
		265,274,454
IT Services - 1.6%
Amdocs Ltd.	568,200	34,790,886
Avant Corp.	300,000	2,937,261
Capgemini SA	249,800	34,579,464
Cielo SA	600,000	499,407
Cognizant Technology Solutions Corp. Class A	673,300	45,016,838
Data Applications Co. Ltd.	11,000	132,625
DXC Technology Co.	93,312	1,864,374
E-Credible Co. Ltd.	125,000	2,521,042
Enea Data AB (a)	67,600	1,547,412
FDM Group Holdings PLC	5,000	69,778
Fidelity National Information Services, Inc.	474,190	71,531,562
Fiserv, Inc. (a)	71,200	7,090,096
Future Corp.	30,200	547,743
Gartner, Inc. (a)	241,000	31,286,620
Genpact Ltd.	909,493	38,362,415
Global Payments, Inc.	69,932	12,351,390
GoDaddy, Inc. (a)	449,804	37,639,599
Hexaware Technologies Ltd.	200,000	1,082,225
IBM Corp.	53,400	6,584,754
IFIS Japan Ltd.	2,800	19,959
Korea Information & Communication Co. Ltd. (a)	162,407	1,260,957
MasterCard, Inc. Class A	247,100	88,508,749
PayPal Holdings, Inc. (a)	307,438	62,760,393
Sabre Corp.	478,000	3,341,220
Tech Mahindra Ltd.	50,000	505,757
Tessi SA (a)	107	11,747
The Western Union Co.	26,000	613,340
Twilio, Inc. Class A (a)	39,399	10,628,274
Unisys Corp. (a)	422,500	4,926,350
Visa, Inc. Class A	525,357	111,370,430
WEX, Inc. (a)	149,900	23,940,529
Worldline SA (a)(d)	70,600	6,488,974
		644,812,170
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. (a)	287,795	26,137,542
Analog Devices, Inc.	39,100	4,570,008
Applied Materials, Inc.	128,000	7,884,800
Broadcom, Inc.	10,300	3,575,645
Cirrus Logic, Inc. (a)	377,895	22,896,658
Intel Corp.	69,800	3,556,310
Lam Research Corp.	12,800	4,305,152
Marvell Technology Group Ltd.	752,011	29,162,987
MediaTek, Inc.	318,000	6,017,767
Microchip Technology, Inc.	500	54,850
Micron Technology, Inc. (a)	468,750	21,332,813
Miraial Co. Ltd.	51,000	481,037
NVIDIA Corp.	163,909	87,688,037
NXP Semiconductors NV	474,042	59,615,522
ON Semiconductor Corp. (a)	827,011	17,673,225
Phison Electronics Corp.	300,000	2,828,358
Qualcomm, Inc.	989,216	117,815,626
Sanken Electric Co. Ltd.	94,689	1,956,986
Semtech Corp. (a)	29,011	1,701,495
Sitronix Technology Corp.	100,000	490,113
Skyworks Solutions, Inc.	168,611	24,423,303
STMicroelectronics NV (France)	205,100	6,203,262
Systems Technology, Inc.	25,000	341,051
Topco Scientific Co. Ltd.	100,000	408,427
Universal Display Corp.	4,700	824,850
Xilinx, Inc.	52,971	5,517,459
		457,463,283
Software - 3.7%
Adobe, Inc. (a)	71,679	36,799,282
Asiainfo Technologies Ltd. (d)	56,000	82,146
Autodesk, Inc. (a)	165,961	40,776,618
Blackbaud, Inc.	359,400	22,947,690
Box, Inc. Class A (a)	499,800	9,811,074
CENIT AG (a)	10,000	134,849
Citrix Systems, Inc.	15,670	2,275,284
Cloudflare, Inc. (a)	383,129	14,658,516
Cresco Ltd.	50,000	598,121
Cyient Ltd.	1,000,000	5,300,554
Dynatrace, Inc.	124,900	5,524,327
Elastic NV (a)	425,986	46,253,560
Encourage Technologies Co. Ltd.	5,900	44,620
Envestnet, Inc. (a)	100	8,299
HubSpot, Inc. (a)	88,200	26,431,776
LivePerson, Inc. (a)	370,106	22,080,524
Microsoft Corp.	3,177,408	716,600,826
Nortonlifelock, Inc.	2,818,183	66,283,664
Nuance Communications, Inc. (a)	342,700	10,267,292
Nucleus Software Exports Ltd. (a)	16,048	107,200
Nutanix, Inc. Class A (a)	35,800	1,027,818
Oracle Corp.	381,178	21,811,005
Parametric Technology Corp. (a)	439,800	40,202,118
Pluralsight, Inc. (a)	1,464,100	28,022,874
Proofpoint, Inc. (a)	260,820	28,604,129
Rapid7, Inc. (a)	198,600	12,823,602
RealPage, Inc. (a)	554,500	34,722,790
RingCentral, Inc. (a)	12,495	3,633,171
Salesforce.com, Inc. (a)	276,270	75,325,016
SAP SE sponsored ADR (b)	328,656	54,362,989
Sinosoft Tech Group Ltd. (a)	10,935,000	2,211,615
SS&C Technologies Holdings, Inc.	147,195	9,379,265
SurveyMonkey (a)	776,600	19,329,574
System Research Co. Ltd.	37,400	607,708
Tenable Holdings, Inc. (a)	843,000	31,730,520
Toho System Science Co. Ltd. (b)	12,100	108,073
Workday, Inc. Class A (a)	118,578	28,424,332
Workiva, Inc. (a)	310,593	18,324,987
Yext, Inc. (a)	534,611	10,617,374
Zendesk, Inc. (a)	208,767	20,120,963
Zensar Technologies Ltd.	25,000	58,800
		1,468,434,945
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	3,580,060	461,970,942
Dell Technologies, Inc. (a)	10,000	660,800
Elecom Co. Ltd.	50,000	2,261,247
HP, Inc.	1,548,898	30,280,956
MCJ Co. Ltd.	157,600	1,403,170
NetApp, Inc.	140,000	6,634,600
Samsung Electronics Co. Ltd.	65,920	2,997,613
Seagate Technology LLC	200,000	9,598,000
TSC Auto ID Technology Corp.	13,000	80,086
Western Digital Corp.	459,621	17,658,639
Xerox Holdings Corp.	56,056	1,057,216
		534,603,269

TOTAL INFORMATION TECHNOLOGY		3,495,930,520

MATERIALS - 1.4%
Chemicals - 0.5%
Albemarle Corp. U.S.	196,300	17,865,263
Amyris, Inc. (a)(b)	1,183,843	3,883,005
Balchem Corp.	176,300	17,224,510
C. Uyemura & Co. Ltd.	74,000	5,191,144
Cabot Corp.	7,400	273,874
CF Industries Holdings, Inc.	30,000	978,900
DuPont de Nemours, Inc.	1,697,700	94,663,752
Ecolab, Inc.	22,826	4,498,548
Innospec, Inc.	174,911	13,064,103
Isamu Paint Co. Ltd.	2,600	69,962
KPC Holdings Corp.	7,154	247,904
Linde PLC	63,900	15,958,386
Livent Corp. (a)	1,675,514	14,208,359
LyondellBasell Industries NV Class A	152,800	10,005,344
NOF Corp.	21,600	876,930
Nutrien Ltd.	170,000	6,296,393
PPG Industries, Inc.	52,900	6,369,160
Scientex Bhd	590,400	1,332,315
Toho Acetylene Co. Ltd.	92,650	1,123,189
Yara International ASA	50,300	2,107,421
Yip's Chemical Holdings Ltd.	450,000	144,913
		216,383,375
Construction Materials - 0.2%
Kunimine Industries Co. Ltd.	5,000	45,603
Mitani Sekisan Co. Ltd.	16,400	902,724
Summit Materials, Inc. (a)	2,874,800	42,805,772
Vulcan Materials Co.	164,200	19,704,000
		63,458,099
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	614,230	47,203,576
Mayr-Melnhof Karton AG	11,200	1,919,289
Packaging Corp. of America	15,000	1,518,600
Silgan Holdings, Inc.	18,100	688,886
		51,330,351
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (a)	101,800	1,278,608
BHP Billiton Ltd. sponsored ADR (b)	390,010	21,473,951
Chubu Steel Plate Co. Ltd.	169,800	1,179,935
CI Resources Ltd.	136,202	85,387
CK-SAN-ETSU Co. Ltd.	38,800	1,223,547
Commercial Metals Co.	881,100	18,388,557
Compania de Minas Buenaventura SA sponsored ADR	168,400	2,371,072
First Quantum Minerals Ltd.	1,791,600	17,732,630
Freeport-McMoRan, Inc.	877,391	13,696,074
Labrador Iron Ore Royalty Corp.	4,700	98,695
Lundin Mining Corp.	6,090,100	38,146,293
Mount Gibson Iron Ltd.	4,478,894	2,593,176
Newmont Corp.	1,520,100	102,272,328
Pacific Metals Co. Ltd. (b)	58,300	1,003,455
Perenti Global Ltd.	2,508,411	2,229,345
Rio Tinto PLC sponsored ADR	7,800	477,594
Royal Gold, Inc.	188,300	25,669,056
St Barbara Ltd.	500,000	1,272,274
Teck Resources Ltd. Class B (sub. vtg.)	97,400	1,123,085
		252,315,062

TOTAL MATERIALS		583,486,887

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc.	33,700	5,674,406
American Homes 4 Rent Class A	112,100	3,210,544
American Tower Corp.	176,817	44,053,956
Apartment Investment & Management Co. Class A	620,300	22,349,409
CoreSite Realty Corp.	229,642	28,119,663
Corporate Office Properties Trust (SBI)	340,400	8,387,456
CubeSmart	168,100	5,315,322
CyrusOne, Inc.	291,700	24,365,701
Digital Realty Trust, Inc.	85,500	13,308,075
Douglas Emmett, Inc.	100,500	2,805,960
Empire State Realty Trust, Inc.	1,576,926	9,934,634
Equinix, Inc.	27,600	21,797,928
Equity Lifestyle Properties, Inc.	86,500	5,734,085
Healthcare Trust of America, Inc.	884,760	23,348,816
Highwoods Properties, Inc. (SBI)	98,200	3,658,932
Lexington Corporate Properties Trust	71,700	815,229
Medical Properties Trust, Inc.	1,780,130	33,074,815
Outfront Media, Inc.	1,149,940	19,468,484
Potlatch Corp.	431,193	19,852,126
Prologis (REIT), Inc.	235,400	23,977,844
SBA Communications Corp. Class A	51,400	15,731,998
Simon Property Group, Inc.	247,000	16,758,950
Ventas, Inc.	54,100	2,229,461
VICI Properties, Inc.	117,200	2,618,248
Vornado Realty Trust	297,700	10,666,591
Weingarten Realty Investors (SBI)	956,000	16,701,320
Weyerhaeuser Co.	698,900	21,183,659
		405,143,612
Real Estate Management & Development - 0.2%
Arealink Co. Ltd.	25,000	236,038
CBRE Group, Inc. (a)	1,120,600	52,701,818
Cushman & Wakefield PLC (a)	613,900	7,127,379
Howard Hughes Corp. (a)	217,600	12,862,336
KE Holdings, Inc. ADR (a)(b)	247,500	12,694,275
Nisshin Group Holdings Co.	64,700	246,790
		85,868,636

TOTAL REAL ESTATE		491,012,248

UTILITIES - 1.2%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	143,800	11,335,754
Duke Energy Corp.	223,400	17,947,956
Edison International	207,100	10,868,608
Entergy Corp.	170,600	16,913,284
Evergy, Inc.	412,184	21,936,432
Exelon Corp.	1,382,266	51,019,438
FirstEnergy Corp.	267,600	7,650,684
NextEra Energy, Inc.	109,100	30,457,447
PG&E Corp. (e)	900,246	7,919,464
PG&E Corp. (a)	2,772,600	25,674,276
PNM Resources, Inc.	800,500	34,965,840
PPL Corp.	1,501,300	41,480,919
Southern Co.	1,367,500	71,356,150
		349,526,252
Gas Utilities - 0.0%
Busan City Gas Co. Ltd.	60,816	2,606,755
China Resource Gas Group Ltd.	764,000	3,583,692
Enagas SA	56,000	1,369,298
Hokuriku Gas Co.	6,200	182,344
Keiyo Gas Co. Ltd.	3,000	90,072
Seoul City Gas Co. Ltd.	13,199	754,702
South Jersey Industries, Inc.	661,500	14,652,225
YESCO Co. Ltd.	25,028	739,772
		23,978,860
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP (b)	42,000	2,533,440
The AES Corp.	504,700	8,958,425
		11,491,865
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	582,044	11,681,623
Dominion Energy, Inc.	704,117	55,230,937
MDU Resources Group, Inc.	1,101,100	26,007,982
Sempra Energy	97,900	12,105,335
		105,025,877

TOTAL UTILITIES		490,022,854

TOTAL COMMON STOCKS
(Cost $15,121,001,198)		17,664,531,774

Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	1,200,640	48,025,398
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	40,600	457,838
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $49,179,907)		48,483,236

Equity Funds - 55.3%
Large Blend Funds - 4.1%
Fidelity SAI U.S. Large Cap Index Fund (g)	51,497,390	975,875,537
Fidelity SAI U.S. Low Volatility Index Fund (g)	42,548,983	670,146,484

TOTAL LARGE BLEND FUNDS		1,646,022,021

Large Growth Funds - 37.3%
Fidelity Contrafund (g)	163,526,096	2,866,612,458
Fidelity Growth Company Fund (g)	133,552,067	4,304,383,131
Fidelity Magellan Fund (g)	162,858,223	2,052,013,610
Fidelity SAI U.S. Momentum Index Fund (g)	61,439,029	1,059,823,242
Fidelity SAI U.S. Quality Index Fund (g)	275,653,627	4,771,564,278

TOTAL LARGE GROWTH FUNDS		15,054,396,719

Large Value Funds - 9.2%
Fidelity Large Cap Value Enhanced Index Fund (g)	180,590,509	2,280,858,129
Fidelity SAI U.S. Value Index Fund (g)	157,046,403	1,438,545,052

TOTAL LARGE VALUE FUNDS		3,719,403,181

Small Blend Funds - 4.0%
Fidelity Small Cap Discovery Fund (g)	12,932,562	266,798,755
Fidelity Small Cap Index Fund (g)	67,062,539	1,330,520,768

TOTAL SMALL BLEND FUNDS		1,597,319,523

Small Growth Funds - 0.7%
Fidelity Small Cap Growth Fund (g)	8,723,036	262,301,703
TOTAL EQUITY FUNDS
(Cost $17,822,333,387)		22,279,443,147

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (g)
(Cost $6,500,000)	831,202	8,320,332

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.12% (h)	282,564,076	282,620,589
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	137,027,421	137,041,124
TOTAL MONEY MARKET FUNDS
(Cost $419,657,951)		419,661,713
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $33,418,672,443)		40,420,440,202
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(111,982,716)
NET ASSETS - 100%		$40,308,457,486

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,048,801 or 0.1% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,657,464 or 0.0% of net assets.

 (f) Affiliated company

 (g) Affiliated Fund

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PG&E Corp.	6/30/20	$8,552,337
Vertiv Holdings LLC	2/6/20	$6,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,547
Fidelity Securities Lending Cash Central Fund	1,335,522
Total	$1,438,069

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$2,344,964,212	$--	$--	$--	$--	$521,648,246	$2,866,612,458
Fidelity Growth Company Fund	3,188,414,591	100,000,000	--	--	--	1,015,968,540	4,304,383,131
Fidelity Large Cap Value Enhanced Index Fund	1,962,505,180	150,000,000	--	--	--	168,352,949	2,280,858,129
Fidelity Magellan Fund	1,734,440,075	--	--	--	--	317,573,535	2,052,013,610
Fidelity SAI Inflation-Focused Fund	7,015,345	--	--	--	--	1,304,987	8,320,332
Fidelity SAI U.S. Large Cap Index Fund	2,085,384,411	1,592,120,415	3,022,816,625	--	313,210,060	7,977,276	975,875,537
Fidelity SAI U.S. Low Volatility Index Fund	615,258,296	--	--	--	--	54,888,188	670,146,484
Fidelity SAI U.S. Momentum Index Fund	654,081,230	250,000,000	--	--	--	155,742,012	1,059,823,242
Fidelity SAI U.S. Quality Index Fund	3,701,607,976	410,000,000	--	--	--	659,956,302	4,771,564,278
Fidelity SAI U.S. Value Index Fund	1,201,926,152	175,000,000	--	--	--	61,618,900	1,438,545,052
Fidelity Small Cap Discovery Fund	183,429,936	60,000,000	--	--	--	23,368,819	266,798,755
Fidelity Small Cap Growth Fund	173,905,565	60,000,000	--	--	--	28,396,138	262,301,703
Fidelity Small Cap Index Fund	962,441,329	242,231,906	--	2,231,906	--	125,847,533	1,330,520,768
Total	$18,815,374,298	$3,039,352,321	$3,022,816,625	$2,231,906	$313,210,060	$3,142,643,425	$22,287,763,479

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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